Capital Structure Management (Tables)	12 Months Ended
Aug. 31, 2021
Capital Structure Management [Abstract]
Schedule Of Capital Structure Management

	2021 $	2020 $

Cash	(355)	(763)

Short-term borrowings	200	200

Long-term debt repayable at maturity	4,597	4,599

Lease liabilities	1,245	1,270

Share capital	4,199	4,602

Contributed surplus	27	27

Retained earnings	1,876	1,703

	11,789	11,638